Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Equity Reconciliation Of Parent And Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended																3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Preferred A Shares Par Value [Member]	Dec. 31, 2012 Preferred A Shares Par Value [Member]	Mar. 31, 2013 Preferred C Shares Par Value [Member]	Dec. 31, 2012 Preferred C Shares Par Value [Member]	Mar. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Mar. 31, 2013 Additional Paid-In Capital [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member]	Dec. 31, 2009 Additional Paid-In Capital [Member]	Mar. 31, 2013 Distributions In Excess Of Retained Earnings[Member]	Dec. 31, 2012 Distributions In Excess Of Retained Earnings[Member]	Dec. 31, 2011 Distributions In Excess Of Retained Earnings[Member]	Dec. 31, 2010 Distributions In Excess Of Retained Earnings[Member]	Mar. 31, 2013 Total Shareholder Equity [Member]	Dec. 31, 2012 Total Shareholder Equity [Member]	Dec. 31, 2011 Total Shareholder Equity [Member]	Dec. 31, 2010 Total Shareholder Equity [Member]	Mar. 31, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2010 Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Balance	$ 36,651	$ 36,847	$ 36,847	$ 55,729	$ 66,369	$ 8	$ 8	$ 30	$ 30	$ 252	$ 252	$ 252	$ 252	$ 29	$ 29	$ 29	$ 29	$ 28	$ 134,994	$ 121,821	$ 121,584	$ 120,345	$ (98,777)	$ (85,398)	$ (66,479)	$ (54,420)	$ 36,536	$ 36,712	$ 55,394	$ 65,961	$ 115	$ 135	$ 335	$ 408
Stock-based compensation	12		44																12	44							12	44
Preferred dividends	(837)	(657)	(3,169)	(1,474)	(1,474)																		(837)	(3,169)	(1,474)	(1,474)	(837)	(3,169)	(1,474)	(1,474)
Net loss	(4,065)		(10,230)	(17,526)	(10,658)																		(4,058)	(10,210)	(17,445)	(10,585)	(4,058)	(10,210)	(17,445)	(10,585)	(7)	(20)	(81)	(73)
Balance	$ 31,761		$ 36,651	$ 36,847	$ 55,729	$ 8	$ 8	$ 30	$ 30	$ 252	$ 252	$ 252	$ 252	$ 29	$ 29	$ 29	$ 29	$ 28	$ 135,006	$ 134,994	$ 121,584	$ 120,345	$ (103,672)	$ (98,777)	$ (85,398)	$ (66,479)	$ 31,653	$ 36,536	$ 36,712	$ 55,394	$ 108	$ 115	$ 135	$ 335